Quarterly Holdings Report
for
Fidelity Advisor® Balanced Fund
May 31, 2022
AIG-NPRT3-0722
1.797921.118
Common Stocks - 67.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	298,241	6,350
Liberty Global PLC Class C (a)	295,269	7,503
		13,853
Entertainment - 0.9%
Activision Blizzard, Inc.	162,326	12,642
Cinemark Holdings, Inc. (a)(b)	155,707	2,644
Netflix, Inc. (a)	63,587	12,555
Sea Ltd. ADR (a)	80,200	6,629
Take-Two Interactive Software, Inc. (a)	52,180	6,498
The Walt Disney Co. (a)	177,425	19,595
Warner Bros Discovery, Inc. (a)	10,522	194
		60,757
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	42,142	95,883
Class C (a)	39,376	89,808
Meta Platforms, Inc. Class A (a)	498,375	96,505
Snap, Inc. Class A (a)	525,630	7,417
Tongdao Liepin Group (a)	1,394,821	2,133
Twitter, Inc. (a)	104,000	4,118
		295,864
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	208,702	2,375
Comcast Corp. Class A	235,326	10,420
Liberty Broadband Corp. Class C (a)	66,300	8,299
		21,094
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	200,095	26,671
TOTAL COMMUNICATION SERVICES		418,239
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Adient PLC (a)	115,300	4,080
Automobiles - 1.0%
Ferrari NV	21,100	4,114
Tesla, Inc. (a)	87,800	66,575
		70,689
Distributors - 0.1%
LKQ Corp.	149,300	7,673
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (a)	712,051	17,616
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	24,900	858
Booking Holdings, Inc. (a)	9,800	21,987
Caesars Entertainment, Inc. (a)	101,700	5,102
Churchill Downs, Inc.	48,000	9,717
Compass Group PLC	248,500	5,570
Domino's Pizza, Inc.	17,300	6,283
Las Vegas Sands Corp. (a)	164,700	5,840
Marriott International, Inc. Class A	112,200	19,251
McDonald's Corp.	52,700	13,291
Sweetgreen, Inc. Class A (b)	11,300	207
		88,106
Household Durables - 0.3%
Lennar Corp. Class A	168,500	13,522
Mohawk Industries, Inc. (a)	32,000	4,527
		18,049
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	65,185	156,717
Cazoo Group Ltd. (a)(c)	53,300	68
Deliveroo PLC Class A (a)(d)	69,400	82
eBay, Inc.	241,200	11,739
Farfetch Ltd. Class A (a)	122,800	1,102
		169,708
Multiline Retail - 0.3%
Dollar General Corp.	77,100	16,988
Nordstrom, Inc.	165,473	4,373
Ollie's Bargain Outlet Holdings, Inc. (a)	34,300	1,611
		22,972
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	18,300	3,080
Industria de Diseno Textil SA (b)	346,300	8,347
Lowe's Companies, Inc.	210,300	41,072
The Home Depot, Inc.	83,709	25,343
TJX Companies, Inc.	345,330	21,953
		99,795
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	52,600	2,564
LVMH Moet Hennessy Louis Vuitton SE	3,600	2,324
NIKE, Inc. Class B	87,064	10,348
PVH Corp.	52,900	3,749
Tapestry, Inc.	301,100	10,388
		29,373
TOTAL CONSUMER DISCRETIONARY		528,061
CONSUMER STAPLES - 4.4%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	7,700	2,736
Celsius Holdings, Inc. (a)	5,700	382
Constellation Brands, Inc. Class A (sub. vtg.)	61,700	15,145
Duckhorn Portfolio, Inc. (a)	54,900	1,079
Keurig Dr. Pepper, Inc.	59,200	2,057
Monster Beverage Corp. (a)	131,775	11,744
PepsiCo, Inc.	193,200	32,409
Pernod Ricard SA	15,500	3,037
The Coca-Cola Co.	599,800	38,015
		106,604
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	140,300	4,286
Cake Box Holdings PLC	54,900	131
Costco Wholesale Corp.	58,500	27,274
Grocery Outlet Holding Corp. (a)	32,400	1,239
U.S. Foods Holding Corp. (a)	252,272	8,355
Walmart, Inc.	227,900	29,315
		70,600
Food Products - 0.6%
Bunge Ltd.	17,400	2,059
Darling Ingredients, Inc. (a)	27,500	2,202
Freshpet, Inc. (a)(b)	23,000	1,655
Hotel Chocolat Group Ltd. (a)	33,000	137
Lamb Weston Holdings, Inc.	38,500	2,602
Local Bounti Corp. (a)(b)	183,387	996
McCormick & Co., Inc. (non-vtg.)	66,900	6,203
Mondelez International, Inc.	263,800	16,767
Sovos Brands, Inc.	62,800	887
The Hershey Co.	32,400	6,859
TreeHouse Foods, Inc. (a)	35,400	1,456
		41,823
Household Products - 0.9%
Procter & Gamble Co.	378,600	55,987
The Clorox Co.	26,300	3,823
		59,810
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	32,900	8,378
Olaplex Holdings, Inc.	18,300	295
The Honest Co., Inc.	28,300	97
		8,770
Tobacco - 0.1%
Philip Morris International, Inc.	53,200	5,653
TOTAL CONSUMER STAPLES		293,260
ENERGY - 3.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	60,400	2,173
Halliburton Co.	286,500	11,603
Liberty Oilfield Services, Inc. Class A (a)	130,400	2,122
Schlumberger Ltd.	113,600	5,221
U.S. Silica Holdings, Inc. (a)	73,700	1,303
Weatherford International PLC (a)	45,000	1,523
		23,945
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd.	284,800	18,849
Delek U.S. Holdings, Inc. (a)	52,600	1,534
Exxon Mobil Corp.	795,791	76,396
Genesis Energy LP	458,119	5,607
Harbour Energy PLC	189,475	917
Hess Corp.	150,700	18,547
Imperial Oil Ltd.	235,185	12,882
Kosmos Energy Ltd. (a)	775,900	6,005
Marathon Oil Corp.	190,100	5,975
MEG Energy Corp. (a)	1,095,700	19,119
Phillips 66 Co.	83,474	8,415
Tourmaline Oil Corp.	150,300	9,278
Valero Energy Corp.	115,500	14,969
		198,493
TOTAL ENERGY		222,438
FINANCIALS - 7.6%
Banks - 3.6%
Bank of America Corp.	1,487,593	55,338
BankUnited, Inc.	27,000	1,125
BNP Paribas SA	80,900	4,630
Citizens Financial Group, Inc.	109,014	4,511
Comerica, Inc.	61,926	5,153
Eurobank Ergasias Services and Holdings SA (a)	4,080,461	4,565
First Horizon National Corp.	169,100	3,861
JPMorgan Chase & Co.	173,894	22,994
M&T Bank Corp.	66,616	11,989
Piraeus Financial Holdings SA (a)	918,277	1,163
PNC Financial Services Group, Inc.	56,571	9,923
Signature Bank	22,631	4,894
Silvergate Capital Corp. (a)	7,518	590
Societe Generale Series A (b)	198,517	5,350
Standard Chartered PLC (United Kingdom)	409,267	3,253
Starling Bank Ltd. Series D (a)(c)(e)	659,301	1,959
SVB Financial Group (a)	10,885	5,318
U.S. Bancorp	446,838	23,714
UniCredit SpA	401,973	4,713
Wells Fargo & Co.	1,491,155	68,250
		243,293
Capital Markets - 1.3%
Bank of New York Mellon Corp.	610,553	28,458
BlackRock, Inc. Class A	22,284	14,910
Cboe Global Markets, Inc.	29,790	3,346
Goldman Sachs Group, Inc.	17,953	5,868
Intercontinental Exchange, Inc.	191,628	19,621
State Street Corp.	75,951	5,506
StepStone Group, Inc. Class A	113,710	3,100
TMX Group Ltd.	30,500	3,319
Virtu Financial, Inc. Class A	161,900	4,230
		88,358
Consumer Finance - 0.5%
American Express Co.	90,662	15,306
Capital One Financial Corp.	63,434	8,111
OneMain Holdings, Inc.	110,687	4,877
Shriram Transport Finance Co. Ltd.	103,449	1,568
		29,862
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(c)(e)	682,677	1,113
Berkshire Hathaway, Inc.:
Class A (a)	11	5,215
Class B (a)	61,649	19,480
Jumo World Ltd. (e)	162	730
		26,538
Insurance - 1.8%
AIA Group Ltd.	132,600	1,374
Arthur J. Gallagher & Co.	71,067	11,509
Chubb Ltd.	27,682	5,849
Globe Life, Inc.	91,500	8,928
Hartford Financial Services Group, Inc.	225,178	16,328
Marsh & McLennan Companies, Inc.	141,218	22,588
Prudential PLC	72,987	952
The Travelers Companies, Inc.	280,306	50,186
Willis Towers Watson PLC	27,900	5,889
		123,603
TOTAL FINANCIALS		511,654
HEALTH CARE - 9.5%
Biotechnology - 1.3%
Amgen, Inc.	117,787	30,241
Horizon Therapeutics PLC (a)	220,662	19,791
Legend Biotech Corp. ADR (a)	92,803	3,925
Regeneron Pharmaceuticals, Inc. (a)	28,500	18,945
Vertex Pharmaceuticals, Inc. (a)	57,800	15,528
		88,430
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	347,987	40,875
Boston Scientific Corp. (a)	516,014	21,162
Demant A/S (a)	136,562	6,012
Edwards Lifesciences Corp. (a)	62,990	6,353
Envista Holdings Corp. (a)	214,200	9,219
Intuitive Surgical, Inc. (a)	92,144	20,976
ResMed, Inc.	85,122	17,319
Stryker Corp.	105,390	24,714
		146,630
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	515,437	9,845
AmerisourceBergen Corp.	176,468	27,315
HCA Holdings, Inc.	66,502	13,992
Humana, Inc.	33,634	15,278
Option Care Health, Inc. (a)	531,872	16,148
Surgery Partners, Inc. (a)	405,105	15,880
UnitedHealth Group, Inc.	176,718	87,790
		186,248
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	89,832	50,986
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	61,121	4,063
Bristol-Myers Squibb Co.	640,025	48,290
Eli Lilly & Co.	176,534	55,333
Roche Holding AG (participation certificate)	37,900	12,916
Royalty Pharma PLC	503,137	20,699
UCB SA	14,943	1,318
Zoetis, Inc. Class A	135,700	23,195
		165,814
TOTAL HEALTH CARE		638,108
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	30,820	13,564
Northrop Grumman Corp.	27,229	12,742
Raytheon Technologies Corp.	188,174	17,899
Space Exploration Technologies Corp. Class A (a)(c)(e)	16,000	1,120
The Boeing Co. (a)	270,943	35,602
		80,927
Air Freight & Logistics - 0.6%
FedEx Corp.	145,364	32,646
United Parcel Service, Inc. Class B	36,170	6,592
		39,238
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	197,100	3,711
Commercial Services & Supplies - 0.2%
CoreCivic, Inc. (a)	460,599	5,928
The GEO Group, Inc. (a)	1,057,900	7,522
		13,450
Construction & Engineering - 0.1%
AECOM	69,372	4,846
API Group Corp. (a)	136,636	2,384
		7,230
Electrical Equipment - 0.4%
Fluence Energy, Inc. (b)	45,020	441
Sensata Technologies, Inc. PLC	524,496	25,192
		25,633
Industrial Conglomerates - 0.8%
3M Co.	76,269	11,386
General Electric Co.	499,761	39,126
Honeywell International, Inc.	25,155	4,871
		55,383
Machinery - 0.9%
Allison Transmission Holdings, Inc.	451,350	18,059
Caterpillar, Inc.	139,569	30,126
Flowserve Corp.	108,610	3,421
Fortive Corp.	105,430	6,512
PACCAR, Inc.	4,426	384
		58,502
Marine - 0.1%
Genco Shipping & Trading Ltd.	58,699	1,482
Navios Maritime Partners LP	18,420	550
Star Bulk Carriers Corp. (b)	56,153	1,837
		3,869
Professional Services - 0.3%
Dun & Bradstreet Holdings, Inc. (a)(b)	101,826	1,759
Equifax, Inc.	18,689	3,786
Nielsen Holdings PLC	584,886	14,950
		20,495
Road & Rail - 0.7%
CSX Corp.	110,851	3,524
Norfolk Southern Corp.	88,650	21,246
Uber Technologies, Inc. (a)	567,204	13,159
Union Pacific Corp.	40,374	8,873
		46,802
TOTAL INDUSTRIALS		355,240
INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	176,800	12,528
IT Services - 2.6%
Accenture PLC Class A	17,400	5,193
Affirm Holdings, Inc. (a)(b)	56,100	1,599
Block, Inc. Class A (a)	140,500	12,295
Capgemini SA	50,400	9,766
Cognizant Technology Solutions Corp. Class A	292,900	21,880
Dlocal Ltd.	247,500	7,135
EPAM Systems, Inc. (a)	22,200	7,515
MasterCard, Inc. Class A	33,700	12,060
MongoDB, Inc. Class A (a)	39,400	9,344
Snowflake, Inc. (a)	26,400	3,370
Thoughtworks Holding, Inc.	134,068	2,321
Thoughtworks Holding, Inc. (d)	53,125	920
Twilio, Inc. Class A (a)	53,100	5,585
Visa, Inc. Class A	334,050	70,875
Wix.com Ltd. (a)	55,400	3,491
Worldline SA (a)(d)	36,500	1,494
		174,843
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	33,700	3,433
ASML Holding NV (Netherlands)	15,700	9,035
Lam Research Corp.	41,000	21,321
Marvell Technology, Inc.	195,600	11,570
MediaTek, Inc.	218,000	6,735
Microchip Technology, Inc.	259,100	18,824
Micron Technology, Inc.	392,687	28,996
NVIDIA Corp.	419,100	78,254
NXP Semiconductors NV	78,997	14,990
Renesas Electronics Corp. (a)	1,220,300	14,253
Silergy Corp.	39,000	4,004
SolarEdge Technologies, Inc. (a)	36,700	10,011
Taiwan Semiconductor Manufacturing Co. Ltd.	1,192,000	22,522
		243,948
Software - 7.3%
Adobe, Inc. (a)	103,600	43,147
Anaplan, Inc. (a)	95,600	6,271
Autodesk, Inc. (a)	74,500	15,477
Black Knight, Inc. (a)	45,200	3,070
CCC Intelligent Solutions Holdings, Inc. (a)(c)	34,443	308
Coupa Software, Inc. (a)	54,400	3,742
Cvent Holding Corp. (c)	122,436	653
Elastic NV (a)	44,496	2,743
Epic Games, Inc. (a)(c)(e)	1,715	1,595
Five9, Inc. (a)	61,400	5,938
HubSpot, Inc. (a)	32,400	10,941
Intuit, Inc.	60,900	25,241
Microsoft Corp.	1,157,300	314,629
Otonomo Technologies Ltd. (a)	96,391	126
Salesforce.com, Inc. (a)	201,789	32,335
Stripe, Inc. Class B (a)(c)(e)	15,600	424
Synopsys, Inc. (a)	44,600	14,236
Workday, Inc. Class A (a)	46,200	7,221
		488,097
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,762,420	262,319
TOTAL INFORMATION TECHNOLOGY		1,181,735
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	33,167	8,164
CF Industries Holdings, Inc.	130,170	12,857
DuPont de Nemours, Inc.	70,342	4,773
Ecolab, Inc.	39,873	6,536
International Flavors & Fragrances, Inc.	53,157	7,026
Linde PLC	43,283	14,053
Olin Corp.	101,692	6,690
Sherwin-Williams Co.	33,014	8,849
Valvoline, Inc.	188,600	6,311
		75,259
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	17,777	6,033
Summit Materials, Inc. (a)	226,904	6,197
Vulcan Materials Co.	30,780	5,075
		17,305
Containers & Packaging - 0.1%
Crown Holdings, Inc.	75,110	7,844
Metals & Mining - 0.5%
Alcoa Corp.	49,570	3,059
First Quantum Minerals Ltd.	244,960	7,092
Freeport-McMoRan, Inc.	296,318	11,580
Newmont Corp.	126,328	8,571
Reliance Steel & Aluminum Co.	21,625	4,204
		34,506
TOTAL MATERIALS		134,914
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	3,100	514
American Tower Corp.	72,600	18,595
Corporate Office Properties Trust (SBI)	95,900	2,651
Crown Castle International Corp.	146,500	27,784
CubeSmart	76,300	3,398
Equity Lifestyle Properties, Inc.	130,800	9,902
Essex Property Trust, Inc.	16,800	4,769
Host Hotels & Resorts, Inc.	174,800	3,494
Invitation Homes, Inc.	199,700	7,533
Kilroy Realty Corp.	8,600	522
Life Storage, Inc.	13,400	1,565
Mid-America Apartment Communities, Inc.	25,400	4,597
Prologis (REIT), Inc.	118,800	15,145
Simon Property Group, Inc.	17,800	2,041
Ventas, Inc.	94,500	5,362
Washington REIT (SBI)	92,600	2,249
Welltower, Inc.	295,751	26,348
		136,469
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	345,100	6,443
WeWork, Inc. (a)	292,100	2,129
		8,572
TOTAL REAL ESTATE		145,041
UTILITIES - 2.0%
Electric Utilities - 1.4%
Constellation Energy Corp.	102,325	6,352
Edison International	133,200	9,312
Entergy Corp.	27,371	3,293
Evergy, Inc.	71,365	4,991
Exelon Corp.	281,476	13,835
FirstEnergy Corp.	210,700	9,052
NextEra Energy, Inc.	299,800	22,692
PG&E Corp. (a)	675,662	8,243
Southern Co.	184,300	13,944
		91,714
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	278,849	6,146
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	207,745	6,658
Dominion Energy, Inc.	113,645	9,571
NiSource, Inc.	152,500	4,796
Public Service Enterprise Group, Inc.	63,800	4,373
Sempra Energy	73,124	11,982
		37,380
TOTAL UTILITIES		135,240
TOTAL COMMON STOCKS (Cost $3,524,501)		4,563,930

Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (c)	38,272	1,845

Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	28,657	447

TOTAL CONSUMER DISCRETIONARY		2,292

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(c)(e)	16,809	1,143
Series B2(c)(e)	8,427	573
		1,716
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(e)	6,703	692

TOTAL INDUSTRIALS		2,408

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(c)(e)	56,066	1,839
Xsight Labs Ltd. Series D (a)(c)(e)	60,136	450
		2,289
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	18,992	2,544

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	140,700	1,431
GaN Systems, Inc.:
Series F1(c)(e)	15,161	102
Series F2(c)(e)	8,006	54
		1,587
Software - 0.1%
Bolt Technology OU Series E (c)(e)	6,388	1,577
Databricks, Inc.:
Series G(a)(c)(e)	1,359	198
Series H(c)(e)	6,495	949
Skyryse, Inc. Series B (c)(e)	50,800	1,254
Stripe, Inc. Series H (a)(c)(e)	6,300	171
		4,149
TOTAL INFORMATION TECHNOLOGY		10,569

TOTAL CONVERTIBLE PREFERRED STOCKS		15,269
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	60,700	4,972

Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (c)	62,279	3,002

TOTAL CONSUMER DISCRETIONARY		7,974

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Checkr, Inc. Series E (e)	30,412	1,733
Gupshup, Inc. (c)(e)	58,730	1,146
		2,879
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,853
TOTAL PREFERRED STOCKS (Cost $21,725)		26,122

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.82% 6/2/22 to 8/4/22 (g) (Cost $3,578)	3,580	3,577

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(e)(h) (Cost $355)	355	355

Fixed-Income Funds - 30.7%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (i) (Cost $2,273,074)	20,028,839	2,063,571

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (j)	71,279,304	71,294
Fidelity Securities Lending Cash Central Fund 0.82% (j)(k)	16,650,874	16,653
TOTAL MONEY MARKET FUNDS (Cost $87,946)		87,947

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,911,179)	6,745,502
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(14,213)
NET ASSETS - 100.0%	6,731,289

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	18	Jun 2022	3,718	12	12

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,012,000 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,496,000 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $222,000.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757
ABL Space Systems Series B2	10/22/21	573
Algolia SAS Series D	7/23/21	838
Ant International Co. Ltd. Class C	5/16/18	2,602
Astera Labs, Inc. Series C	8/24/21	473
Astranis Space Technologies Corp. Series C	3/19/21	1,229
Beta Technologies, Inc. Series A	4/09/21	491
Bolt Technology OU Series E	1/03/22	1,660
ByteDance Ltd. Series E1	11/18/20	2,081
Cazoo Group Ltd.	3/28/21	533
CCC Intelligent Solutions Holdings, Inc.	2/02/21	344
Circle Internet Financial Ltd. Series E	5/11/21	1,011
Circle Internet Financial Ltd. Series F	5/09/22	1,613
Cvent Holding Corp.	7/23/21	1,224
Databricks, Inc. Series G	2/01/21	241
Databricks, Inc. Series H	8/31/21	1,432
Epic Games, Inc.	3/29/21	1,518
GaN Systems, Inc. Series F1	11/30/21	129
GaN Systems, Inc. Series F2	11/30/21	68
GaN Systems, Inc. 0%	11/30/21	355
Gupshup, Inc.	6/08/21	1,343
Skyryse, Inc. Series B	10/21/21	1,254
Space Exploration Technologies Corp. Class A	2/16/21	672
Starling Bank Ltd. Series D	6/18/21	1,179
Stripe, Inc. Class B	5/18/21	626
Stripe, Inc. Series H	3/15/21	253
Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	199,302	1,309,164	1,437,172	170	-	-	71,294	0.1%
Fidelity Investment Grade Bond Central Fund	1,943,723	358,187	-	35,459	-	(238,339)	2,063,571	6.2%
Fidelity Securities Lending Cash Central Fund 0.82%	4,863	134,388	122,598	91	-	-	16,653	0.0%
Total	2,147,888	1,801,739	1,559,770	35,720	-	(238,339)	2,151,518

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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